Concentrations - Schedule of Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable	$ 9,960,847		$ 6,284,112
Concentration risk percentage	86.00%		81.00%
Customer Concentration Risk [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.00%		24.00%
Total advances from customers	$ 73,873		$ 34,471
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	82.00%		83.00%		84.00%
Customer total revenues	$ 16,647,774		$ 15,207,582		$ 7,708,547
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable	$ 2,774,919		$ 2,850,542
Concentration risk percentage	24.00%		37.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%		25.00%		15.00%
Customer total revenues	$ 3,678,219		$ 4,541,215		$ 1,343,552
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable	$ 2,727,840		$ 2,484,807
Concentration risk percentage	24.00%		32.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%		35.00%		46.00%
Customer total revenues	$ 5,672,019		$ 6,467,334		$ 4,216,099
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable	$ 2,457,178			[1]
Concentration risk percentage	21.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%		13.00%			[1]
Customer total revenues	$ 5,039,935		$ 2,356,151			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable	$ 2,000,910			[1]
Concentration risk percentage	17.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%			[1]		[1]
Customer total revenues	$ 2,257,601			[1]		[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer total accounts receivable		[1]	$ 948,763
Concentration risk percentage		[1]	12.00%
Customer Concentration Risk [Member] | Customer F [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.00%			[1]
Total advances from customers	$ 73,873			[1]
Customer Concentration Risk [Member] | Customer G [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	13.00%
Total advances from customers		[1]	$ 18,525
Customer Concentration Risk [Member] | Customer H [Member] | Advances from Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	11.00%
Total advances from customers		[1]	$ 15,946
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	10.00%		23.00%
Customer total revenues		[1]	$ 1,842,882		$ 2,148,896
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.00%		66.00%
Supplier total accounts payable	$ 169,638		$ 126,808
Supplier Concentration Risk [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	98.00%		90.00%
Total advances to suppliers	$ 9,116,548		$ 15,271,229
Supplier Concentration Risk [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	77.00%		88.00%		52.00%
Supplier total purchases	$ 14,659,821		$ 14,286,006		$ 4,411,073
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.00%			[1]
Supplier total accounts payable	$ 121,432			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%		26.00%
Supplier total accounts payable	$ 48,206		$ 48,903
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	23.00%
Supplier total accounts payable		[1]	$ 44,630
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	17.00%
Supplier total accounts payable		[1]	$ 33,275
Supplier Concentration Risk [Member] | Supplier E [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%			[1]
Total advances to suppliers	$ 2,250,346			[1]
Supplier Concentration Risk [Member] | Supplier F [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%			[1]
Total advances to suppliers	$ 1,506,456			[1]
Supplier Concentration Risk [Member] | Supplier G [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		10.00%
Total advances to suppliers	$ 1,429,760		$ 1,644,050
Supplier Concentration Risk [Member] | Supplier H [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		25.00%
Total advances to suppliers	$ 1,350,234		$ 4,209,185
Supplier Concentration Risk [Member] | Supplier I [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%			[1]
Total advances to suppliers	$ 1,316,705			[1]
Supplier Concentration Risk [Member] | Supplier J [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%			[1]
Total advances to suppliers	$ 1,263,047			[1]
Supplier Concentration Risk [Member] | Supplier K [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	32.00%
Total advances to suppliers		[1]	$ 5,479,056
Supplier Concentration Risk [Member] | Supplier L [Member] | Advances to Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	23.00%
Total advances to suppliers		[1]	$ 3,938,938
Supplier Concentration Risk [Member] | Customer E [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%			[1]		[1]
Supplier total purchases	$ 3,175,210			[1]		[1]
Supplier Concentration Risk [Member] | Customer F [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%			[1]		[1]
Supplier total purchases	$ 3,940,307			[1]		[1]
Supplier Concentration Risk [Member] | Customer G [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%			[1]		[1]
Supplier total purchases	$ 3,132,792			[1]		[1]
Supplier Concentration Risk [Member] | Customer H [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%		23.00%			[1]
Supplier total purchases	$ 4,411,512		$ 3,753,908			[1]
Supplier Concentration Risk [Member] | Customer L [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	27.00%			[1]
Supplier total purchases		[1]	$ 4,320,180			[1]
Supplier Concentration Risk [Member] | Customer K [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	25.00%		30.00%
Supplier total purchases		[1]	$ 4,112,854		$ 2,526,308
Supplier Concentration Risk [Member] | Customer M [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	13.00%		22.00%
Supplier total purchases		[1]	$ 2,099,064		$ 1,884,765

[1]	The percentage is below 10%